CONCENTRATION OF CREDIT RISK (10-K)	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF CREDIT RISK (Details) [Abstract]
CONCENTRATION OF CREDIT RISK (Details)
NOTE 7. CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject us to significant concentrations of credit risk consist primarily of trade accounts receivable and notes receivable. We perform ongoing credit evaluations on our customers’ financial condition and generally do not require collateral.

One customer accounted for approximately 10% and 20% of our sales in 2012 and 2011 and approximately 9% and 16% of our accounts receivable balances at December 31, 2012 and 2011. A second customer accounted for approximately 11% and 6% of our sales in 2012 and 2011 and approximately 30% and 14% of our accounts receivable balances at December 31, 2012 and 2011. A third customer accounted for approximately 7% and 6% of our sales in 2012 and 2011 and approximately 9% and 5% of our accounts receivable balances at December 31, 2012 and 2011.